Expense Example - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368